UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08822

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

60 Broad Street, 39th Floor, New York, NY 10004
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 626-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

Wellington Shields All-Cap Fund - Institutional Shares

TICKER: WSACX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Wellington Shields All-Cap Fund ("Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.cmitfunds.com/literature. You can also request this information by contacting us at 1-888-626-3863.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Institutional Shares	$64	1.31%
[1]	Annualized.
Fund Statistics
(as of May 31, 2025)
Net Assets ($)	$58,765,872
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	7%

Graphical Representation of Holdings
(as of May 31, 2025)
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.
Availability of Additional Information about the Fund.

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.cmitfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents.

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-626-3863 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Wellington Shields All-Cap Fund
		Schedule of Investments
	May 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 1,320,330	2.25%

Automobiles
4,000	Tesla, Inc. *	1,385,840	2.36%

Capital Markets
1,900	BlackRock, Inc.	1,861,791
8,000	Blackstone Inc.	1,110,080
		2,971,871	5.06%

Chemicals
5,000	Linde PLC (United Kingdom)	2,337,900	3.98%

Construction & Engineering
5,600	Quanta Services, Inc.	1,918,336	3.26%

Electric Utilities
5,500	Constellation Energy Corporation	1,683,825
11,000	NextEra Energy, Inc.	777,040
		2,460,865	4.19%

Electrical Equipment
1,800	GE Vernova Inc.	851,364	1.45%

Electronic Computers
7,900	Apple Inc.	1,586,715	2.70%

Financial Services
12,000	Apollo Global Management Inc.	1,568,280
3,000	Berkshire Hathaway Inc. - Class B *	1,511,880
7,500	PayPal Holdings, Inc. *	527,100
		3,607,260	6.14%

Food & Staples Retailing
22,200	Walmart Inc.	2,191,584	3.73%

Health Care Equipment & Supplies
2,200	Intuitive Surgical, Inc. *	1,215,148	2.07%

Health Care Providers & Services
2,050	McKesson Corporation	1,474,995
1,800	UnitedHealth Group Incorporated	543,438
		2,018,433	3.43%

Interactive Media Services
3,500	Meta Platforms, Inc. - Class A	2,266,215	3.86%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	2,060,880
11,000	Amazon.com, Inc. *	2,255,110
		4,315,990	7.34%

IT Services
2,750	Accenture PLC - Class A (United Kingdom)	871,255
7,000	International Business Machines Corporation	1,813,420
		2,684,675	4.57%

Life Sciences Tools & Services
1,300	Thermo Fisher Scientific Inc.	523,666	0.89%

National Commercial Banks
8,500	JPMorgan Chase & Co.	2,244,000	3.82%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.	1,540,435
2,852	Exxon Mobil Corporation	291,760
12,000	Range Resources Corporation	456,480
		2,288,675	3.89%

Pharmaceuticals
1,600	Eli Lilly And Company	1,180,272	2.01%

Semiconductors & Semiconductor Equipment
4,375	Applied Materials, Inc.	685,781
875	ASML Holding N.V. ADR	644,674
20,000	NVIDIA Corporation	2,702,600
		4,033,055	6.86%

Software
5,500	Microsoft Corporation	2,531,980
9,000	Palantir Technologies Inc. - Class A *	1,186,020
10,000	Palo Alto Networks, Inc. *	1,924,200
1,700	Roper Technologies, Inc.	969,459
3,150	Salesforce, Inc.	835,915
		7,447,574	12.67%

Total for Common Stocks (Cost $31,222,185)		50,849,768	86.53%

EXCHANGE TRADED FUNDS
Equity Funds
7,500	Invesco S&P 500® Equal Weight ETF	1,323,225
9,000	The Health Care Select Sector SPDR® Fund ETF	1,193,760
17,000	VanEck Gold Miners ETF	861,050
		3,378,035

Crypto Funds
20,000	iShares® Bitcoin Trust ETF *	1,189,200
Total Exchange Traded Funds (Cost $4,180,812)		4,567,235	7.77%

MONEY MARKET FUNDS
3,376,935	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.17% **	3,376,935
Total Money Market Funds (Cost $3,376,935)		3,376,935	5.75%

Investments at Fair Value (Cost $38,779,932)		58,793,938	100.05%

Liabilities in Excess of Other Assets		(28,066)	-0.05%

Net Assets		$ 58,765,872	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at May 31, 2025.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Wellington Shields All-Cap Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2025

Assets:
Investments at Fair Value	$ 58,793,938
(Cost $38,779,932)
Prepaid Expenses	316
Receivables:
Dividends	39,689
Total Assets	58,833,943
Liabilities:
Advisory Fees Payable	49,069
Administration Fees Payable	1,707
Other Accrued Expenses	17,295
Total Liabilities	68,071
Net Assets	$ 58,765,872
Net Assets Consist of:
Paid In Capital (par value and paid in surplus)	$ 38,210,533
Total Distributable Earnings	20,555,339
Net Assets	$ 58,765,872

Institutional Shares
Net Assets	$ 58,765,872
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized)	2,122,558
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$ 27.69

Statement of Operations (Unaudited)
For the six month period ended May 31, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $481)	$ 313,780
Total Investment Income	313,780

Expenses:
Management Fees	293,328
Transfer Agent Fees & Accounting Fees	23,510
Administration Fees	20,533
Legal Fees	13,650
Audit Fees	9,862
Trustees Fees	7,979
Miscellaneous Expense	5,984
Custody Fees	3,990
Insurance Expense	2,419
Registration Expense	1,884
Printing and Postage Expense	1,496
Total Expenses	384,635
Net Investment Loss	(70,855)

Net Realized and Unrealized Gain / (Loss) on Investments:
Net Realized Gain on Investments	869,750
Net Change In Unrealized Appreciation on Investments	(3,199,650)
Net Realized and Unrealized Loss on Investments	(2,329,900)

Net Decrease in Net Assets from Operations	$ (2,400,755)

The accompanying notes are an integral part of these financial statements.

Wellington Shields All-Cap Fund

Statements of Changes in Net Assets	(Unaudited)
	Six Months Ended	Year Ended
	5/31/2025	11/30/2024
From Operations:
Net Investment Loss	$ (70,855)	$ (106,409)
Net Realized Gain on Investments	869,750	2,587,990
Net Change in Unrealized Appreciation on Investments	(3,199,650)	12,577,296
Net Increase / (Decrease) in Net Assets from Operations	(2,400,755)	15,058,877

From Distributions to Shareholders:
Institutional Shares	(2,444,823)	(229,085)
Change in Net Assets from Distributions	(2,444,823)	(229,085)

From Capital Share Transactions:
Institutional Shares
Shares Sold	131,586	154,443
Reinvested Distributions	2,413,438	226,236
Shares Redeemed	(1,279,646)	(2,616,865)
Net Increase / (Decrease) from Capital Share Transactions	1,265,378	(2,236,186)

Net Increase / (Decrease) in Net Assets	(3,580,200)	12,593,606

Net Assets at Beginning of Period	62,346,072	49,752,466
Net Assets at End of Period	$ 58,765,872	$ 62,346,072

Share Transactions:
Institutional Shares
Shares Sold	4,601	5,887
Reinvested Distributions	84,592	9,398
Shares Redeemed	(46,470)	(97,060)
Net Increase / (Decrease) in Shares	42,723	(81,775)

The accompanying notes are an integral part of these financial statements.

Wellington Shields All-Cap Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding	Six Month
throughout each period:	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/2025		11/30/2024	11/30/2023	11/30/2022	11/30/2021	11/30/2020
Net Asset Value -
Beginning of Period	$ 29.98		$ 23.02	$ 23.00	$ 29.21	$ 25.09	$ 21.84
Net Investment Income / (Loss) (a)	(0.03)		(0.05)	0.11	0.17	(0.18)	(0.12)
Net Gain / (Loss) on Investments
(Realized and Unrealized)	(1.09)		7.12	0.47	(4.64)	7.01	3.43
Total from Investment Operations	(1.12)		7.07	0.58	(4.47)	6.83	3.31

Distributions (From Net Investment Income)	-	+	(0.11)	(0.04)	(0.13)	-	-
Distributions (From Net Realized Gains)	(1.17)		-	(0.52)	(1.61)	(2.71)	(0.06)
Total Distributions	(1.17)		(0.11)	(0.56)	(1.74)	(2.71)	(0.06)

Net Asset Value -
End of Period	$ 27.69		$ 29.98	$ 23.02	$ 23.00	$ 29.21	$ 25.09
Total Return (b)	(3.83)%	*	30.81%	2.57%	(15.25)%	26.88%	15.15%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 58,766		$ 62,346	$ 49,752	$ 51,819	$ 61,755	$ 49,982

Before Waiver/Reimbursement/Recoupment
Ratio of Expenses to Average Net Assets	1.31%	**	1.31%	1.33%	1.30%	1.28%	1.33%
After Waiver/Reimbursement/Recoupment
Ratio of Expenses to Average Net Assets	1.31%	**	1.31%	1.33%	1.30%	1.50%	1.50%
Ratio of Net Investment Income / (Loss) to
Average Net Assets	(0.24)%	**	(0.19)%	0.48%	0.67%	(0.64)%	(0.55)%

Portfolio Turnover Rate	7.26%	*	45.77%	57.06%	74.35%	45.90%	74.46%

+ Less than +/- $0.005 per share.
* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
WELLINGTON SHIELDS ALL-CAP FUND
May 31, 2025
(Unaudited)

1. ORGANIZATION
Wellington Shields All-Cap Fund (the “Fund”) is a diversified series of the Capital Management Investment Trust (the “Trust”), a registered open-end management investment company. The Trust was organized on October 14, 1994, as a Massachusetts business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2025, there is one series authorized by the Trust. Prior to March 29, 2018, the Fund was known as the Capital Management Mid-Cap Fund. The Fund’s investment advisor is Capital Management Associates, Inc. (“CMA” or “Advisor”). The Fund currently offers Institutional shares. The Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the portfolio managers at the Advisor are deemed to be the Chief Operating Decision Maker.

The Fund follows the significant accounting policies described in this section.

INVESTMENT VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“1940 Act”).

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, if any, is recorded on the accrual basis and includes amortization of discounts and premiums.  Payments received from certain investments, such as Real Estate Investment Trusts ("REITs"), held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

DIVIDEND DISTRIBUTIONS
Dividends paid by the Fund derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, a 20% tax would be imposed for each tax year on undistributed personal holding company income. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2025, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of May 31, 2025, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years and expected to be taken during the six month period ended May 31, 2025, and has concluded that no provision for income tax is required in these financial statements.

3. SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, exchange traded funds and REITs). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available or when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures.

Money market funds. Shares of money market funds are valued at net asset value provided by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the price at which the security could reasonably be sold in a current market transaction. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2025:

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,849,768	$ -	$ -	$ 50,849,768
Exchange Traded Funds	4,567,235	-	-	4,567,235
Money Market Funds	3,376,935	-	-	3,376,935
Total	$ 58,793,938	$ -	$ -	$ 58,793,938

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended May 31, 2025.

During the six month period ended May 31, 2025, there were no derivative transactions in the Fund.

4. INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with CMA. Under the terms of the Investment Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Advisor manages the investment and reinvestment of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor earns an annual management fee of 1.00% of the Fund’s first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million and 0.80% of all assets over $500 million. For the six month period ended May 31, 2025, the Advisor earned management fees totaling $293,328. As of May 31, 2025, the Fund owed the Advisor $49,069. The Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, Acquired Fund Fees and Expenses and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Fund through the period ending April 1, 2026 (“Expense Limitation Agreement”). It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act; and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days’ notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement for a period of three years from the date of the actual waiver or expense reimbursement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s assets exceed $10 million; (ii) the Fund’s total annual expense ratio is less than the percentage limit stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. No waivers or reimbursements were incurred during the six month period ended May 31, 2025. Additionally, as of May 31, 2025, there were no previously waived fees available for reimbursement to the Advisor. Certain officers and directors of the Advisor are also officers and/or Trustees of the Trust.

5. OTHER TRANSACTIONS WITH AFFILIATES
Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Fund’s principal underwriter and distributor. The Distributor is also the introducing broker-dealer and is used by the Fund for its investment transactions. For the six month period ended May 31, 2025, there were commissions on investment transactions paid to the Distributor of $1,470. Certain Trustees and officers of the Trust are also officers of the Distributor.

Administrator
Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Fund. For PFS’s services to the Fund, the Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower rates at higher asset levels, subject to a minimum monthly fee of $2,500, plus reimbursement of out-of-pocket expenses. For its services, during the six month period ended May 31, 2025, PFS earned $20,533. As of May 31, 2025, the Fund owed the Administrator $1,707. Certain officers of the Trust are also officers of the Administrator.

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
For the six month period ended May 31, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,137,621 and $8,654,311 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, W.H. Flowers, Jr. Foundation, Inc., owned of record approximately 31.24% of the Fund and therefore, may be deemed to control the Fund.

8. TAX MATTERS
For Federal income tax purposes, the cost of investments owned at May 31, 2025, was $38,779,932.

At May 31, 2025, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	Depreciation		Net Appreciation/(Depreciation)
$20,665,143	($651,137)		$20,014,006

The tax character of distributions was as follows:

	Six Months Ended		Year Ended
	May 31, 2025		November 30, 2024
Ordinary Income:	$ 5,709		$ 229,085
Long-term Capital Gain:	2,439,114		-
	$ 2,444,823		$ 229,085

9. CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2025, the Fund had 26.81% of the value of its net assets invested in stocks within the Information Technology sector.

10. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

11. SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring recognition or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7. The registrant paid the Chief Compliance Officer $0 for the six month period ended May 31, 2025.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL MANAGEMENT FUNDS

By: /s/W. Jameson McFadden
W. Jameson McFadden
Principal Executive Officer and Principal Financial Officer

Date: 7-18-2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/W. Jameson McFadden
W. Jameson McFadden
Principal Executive Officer and Principal Financial Officer

Date: 7-18-2025